Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related party transactions [abstract]
Summary of information about key management personnel	The following tables summarize remuneration of directors, key executives with strategic responsibilities:

	For the years ended December 31,

(Euro thousands)	2022	2021	2020

Short-term employee benefits (1)	3,320	2,218	1,425
Employee share-based compensation	4,680	4,876	3,751

Total	8,000	7,094	5,176

(1)	Includes corporate bodies fees, consultancy fees and personnel compensation.

Summary of transactions between related parties
Transactions with related parties
In addition to the transactions and balances detailed elsewhere in these financial statements, the Group had the following material transactions with related parties during the periods:

	For the six months ended June 30,
(Euro thousands)	2023	2022
(i) Sales of goods

Handsome Corporation (1)	871	654
Itochu Corporation (1)	617	—

Total sales of goods	1,488	654

(ii) Rental expenses

Shanghai Fosun Bund Property Co., Ltd. (3)	603	606

(iii) Other service expenses

Baozun Hong Kong Investment Limited (1)	772	772

(iv) Interest expenses

Meritz Securities Co., Ltd . (1)	2,209	—
Shanghai Fosun High Technology (Group) Co., Ltd. (2)	517	284
Shanghai Fosun High Technology Group Finance Co., Ltd. (2)	101	98
Fosun International Limited (1)	—	3,169

Total interest expenses	2,827	3,551

(v) Proceeds of shareholder loan

Meritz Securities Co., Ltd .	46,538	—
Fosun International Limited	—	44,472
Shanghai Fosun High Technology (Group) Co., Ltd .	—	2,782
Shanghai Fosun High Technology Group Finance Co., Ltd.	—	2,045

Total proceeds of shareholder loan	46,538	49,299

(vi) Repayments of shareholder loan

Shanghai Fosun High Technology Group Finance Co., Ltd.	2,007	169

(vii) Purchase of trademarks

Itochu Corporation	26,672	—

(viii)Royalty received in advance
Itochu Corporation	4,731	—

Balances with related parties

(Euro thousands)	At June 30, 2023	At December 31, 2022
(i) Trade receivables

Itochu Corporation	617	—

(ii) Other current assets

Fosun International Limited	257	263

(iii) Borrowings

Meritz Securities Co., Ltd .	23,782	—
Shanghai Fosun High Technology (Group) Co., Ltd.	9,765	10,363
Shanghai Fosun High Technology Group Finance Co., Ltd.	1,796	3,803

Total borrowings	35,343	14,166

(iv) Other current liabilities

Meritz Securities Co., Ltd .	46,485	23,519
Shanghai Fosun High Technology (Group) Co., Ltd.	1,637	1,216
Shanghai Fosun Bund Property Co., Ltd.	1,322	770
Baozun Hong Kong Investment Limited	588	1,138
Fosun International Limited	13	26
Shanghai Fosun High Technology Group Finance Co., Ltd.	3	8

Total other current liabilities	50,048	26,677

(v) Other non-current liabilities

Itochu Corporation	4,731	—

Notes:

(1)	One of the shareholders of the Group.
(2)	Subsidiaries of Fosun International Limited.
(3)	Joint venture of Fosun International Limited.

Transactions with related parties
In addition to the transactions and balances detailed elsewhere in these financial statements, the Group had the following material transactions with related parties during the year:

	For the years ended December 31,

(Euro thousands)	2022	2021	2020

(i) Proceeds of shareholder loan
Fosun International Limited (1)	66,531	79,684	27,238
Shanghai Fosun High Technology (Group) Co., Ltd .(2)	5,853	4,510	—
Shanghai Fosun High Technology Group Finance Co., Ltd. (2)	4,053	1,518	—

Total proceeds of shareholder loan	76,437	85,712	27,238

(ii) Repayments of shareholder loan
Fosun International Limited	106,418	42,642	34,392
Shanghai Fosun High Technology Group Finance Co., Ltd.	1,691	77	—
Shanghai Fosun High Technology (Group) Co., Ltd.	177	385	3,214

Total repayments of shareholder loan	108,286	43,104	37,606

(iii) Interest expenses
Fosun International Limited	8,355	3,754	1,185
Shanghai Fosun High Technology (Group) Co., Ltd.	762	79	—
Shanghai Fosun High Technology Group Finance Co., Ltd.	248	25	—

Total interest expenses	9,365	3,858	1,185

(iv) Rental expenses
Shanghai Fosun Bund Property Co., Ltd. (3)	1,201	371	—

(v) Consulting expenses
Shanghai Fosun High Technology (Group) Co., Ltd.	—	263	—

(vi) Payments on behalf of the Group
Shanghai Fosun High Technology (Group) Co., Ltd.	139	147	—

Balances with related parties

	At December 31,

(Euro thousands)	2022	2021

(i) Borrowings
Shanghai Fosun High Technology (Group) Co., Ltd.	10,363	4,687
Shanghai Fosun High Technology Group Finance Co., Ltd.	3,803	1,441
Fosun International Limited	—	39,887

Total borrowings	14,166	46,015

(ii) Other current liabilities
Shanghai Fosun High Technology (Group) Co., Ltd.	1,216	542
Shanghai Fosun Bund Property Co., Ltd.	770	—
Fosun International Limited	26	4,514
Shanghai Fosun High Technology Group Finance Co., Ltd.	8	3

Total other current liabilities	2,020	5,059

(iii) Other current assets
Fosun International Limited	263	—

Notes:

(1)	A shareholder of the Group.
(2)	Subsidiaries of Fosun International Limited.
(3)	Joint venture of Fosun International Limited.